Accounts Receivable (Table)	12 Months Ended
Dec. 31, 2015
Accounts Receivable \ Other Receivables [Abstract]
Schedule of accounts receivable
	December 31,
	2015	2014
Accounts receivable	$4,119,564	$2,696,420
Less: allowance for doubtful accounts	(125,103)	(132,301)
	$3,994,461	$2,564,119